Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jan. 13, 2014
Registrant Name	dei_EntityRegistrantName	BPV Family of Funds
CIK	dei_EntityCentralIndexKey	0001526407
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 13, 2014
Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2014
Prospectus Date	rr_ProspectusDate	Feb. 03, 2014
BPV Low Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the BPV Low Volatility Fund
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Fund is to simultaneously seek capital preservation while generating long-term capital appreciation.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-01
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” and “Acquired Fund Fees and Expenses” are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund is new, “Other Expenses” and “Acquired Fund Fees and Expenses” are estimated for the current fiscal year.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until February 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options. The Fund’s ratio of debt to equity investments will vary and the Fund may be invested up to 100% in either at any given time.

Long Positions

Equity Securities. In establishing equity positions, the Fund may invest up to 100% of its assets in exchange-traded products (ETPs) that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Fund may also invest in sector ETFs, other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may both purchase and sell (write) call and put options.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

  • Management Risk. The investment strategy of the Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”) for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

  • Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

  • Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

  • Fixed Income Securities Risk. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. In addition, the Fund’s fixed income investments are subject to credit risk, which is the risk that a specific issuer of a fixed income security may default on its obligations to securityholders. If an issuer fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

  • Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

  • Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

  • Foreign Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

  • Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

  • ETP Tracking Risks. ETPs and other securities in which the Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

  • Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

  • Exchange-Traded Note (ETN) Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

  • Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

  • New Fund Risk. The Fund was formed in 2014, and while the investment strategy of the Fund is substantially similar to the Wealth Preservation Fund managed by the Advisers since 2011, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The Fund is new and does not have a performance history for a full calendar year to report. When the Fund has completed a full calendar year of operations, this section will include information that an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Fund has completed a full calendar year of operations, this section will include information that an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a performance history for a full calendar year to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	Fund at 855-784-2399
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
BPV Low Volatility Fund | BPV Low Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPVLX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 60
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 459

[1]	Because the Fund is new, "Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds").
[3]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 0.50%. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Fund is able to make the payment without exceeding the 0.50% expense limitation. The current contractual agreement cannot be terminated prior to February 1, 2015 without the Board of Trustees' approval.